Effects on initial application of IFRS 15 and information for the year ended December 31, 2016 and 2017 in conformity with IAS 18 (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Movements in Allowance for Impairment of Accounts and Other Receivables
c)
The impact and description on consolidated statement of financial position and statement of comprehensive income if the Group continues adopting above accounting policies as of and for the year ended December 31, 2018 are as follows:

		December 31, 2018
Consolidated statement of financial position items	Description	Balance under IFRS 15	Balance under previous accounting policies	Impact on accounting policy change
		NT$000	NT$000	NT$000
Contract assets	(d)(f)(g)	299,835	—	299,835
Inventories	(e)	1,778,835	2,016,106	(237,271)
Deferred tax assets	(h)	226,716	226,635	81
Contract liabilities	(i)	1,432	—	1,432
Receipts in advance	(i)	1,013	2,445	(1,432)
Current provisions	(j)	29,352	61,979	(32,627)
Current refund liabilities	(j)	32,627	—	32,627
Retained earnings		3,602,663	3,540,018	62,645

		2018
Consolidated statement of comprehensive income items	Description	Balance under IFRS 15		Balance under previous accounting policies		Impact on accounting policy change
		NT$000		NT$000		NT$000
Revenue	(a)(d)		18,480,027		18,434,763		45,264
Cost of revenue	(a)(e)		(15,050,032)		(15,021,266)		(28,766)
Operating expenses	(f)		(1,477,788)		(1,477,653)		(135)
Other non-operating income (expenses), net	(g)		173,070		173,476		(406)
Income tax expense	(c)(h)		(456,618)		(465,392)		8,774
Profit for the year			1,325,824		1,301,093		24,731

Earnings per share (in dollars)
Basic		NT$	1.65	NT$	1.62	NT$	0.03
Diluted		NT$	1.63	NT$	1.60	NT$	0.03